Operating Lease Liabilities (Details) - USD ($)		12 Months Ended
	Feb. 05, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Liabilities [Abstract]
Operating lease expense		$ 193,604,000	$ 384,000,000	$ 551,041,000
Monthly price	$ 189,600